SHAREHOLDERS’ EQUITY (Details Narrative)									12 Months Ended
	Oct. 11, 2024 USD ($) $ / shares shares	May 09, 2024 HKD ($) shares	May 09, 2024 USD ($) $ / shares shares	Apr. 19, 2024 shares	Jan. 11, 2024 HKD ($) shares	Jan. 11, 2024 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) shares	Oct. 24, 2022 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2023 HKD ($) shares	Mar. 31, 2024 $ / shares shares	Sep. 02, 2022 shares	Apr. 11, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										500,000,000			500,000,000	500,000,000	50,000,000
Common stock shares issued										15,564,571			10,425,290		6,562,500
Common stock shares outstanding										15,564,571			10,425,290		6,562,500
Common stock, per share | $ / shares										$ 0.001			$ 0.001		$ 0.001
Gross proceeds											$ 76,438,222
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock											1,329,225	38,622
Additional shares of common stock									3,600,000	3,600,000		45,000
2024 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock		1,539,281	1,539,281
Shares not yet issued										460,719
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, per share | $ / shares						$ 4.00
Issued share of common stock					2,449,943	2,449,943
Share price | $ / shares						$ 4.00
Net proceeds from offering					$ 67,708,633	$ 8,680,594
Gross proceeds | $						$ 9,799,772
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock	3,600,000
Share price | $ / shares	$ 0.351
Gross proceeds | $	$ 1,263,600
Next Master Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock							61,038	38,622
Share price | $ / shares								$ 2.00
Cash consideration | $							$ 65	$ 77,244
Additional shares of common stock								45,000
Settlement of debt | $								$ 90,000
Top Elect Group Limited (“Top Elect”) [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock							1,202,981
Cash consideration | $							$ 1,203
Trade Expert Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock							65,206
Cash consideration | $							$ 61
Four Consultants [Member] | 2024 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock		1,539,281	1,539,281
Services fee | $			$ 1,165,000
Four Consultants [Member] | 2024 Equity Incentive Plan [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares			$ 0.716
Four Consultants [Member] | 2024 Equity Incentive Plan [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares			$ 0.778
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock		1,539,281	1,539,281
Services fee | $		$ 1,165,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				2,000,000
Option expire				10 years